Submission	Aug. 27, 2025
Submission [Line Items]
Central Index Key	0000898174
Registrant Name	REINSURANCE GROUP OF AMERICA INC
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A